UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21208

                          OPPENHEIMER SELECT VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    8.0%
--------------------------------------------------------------------------------
Aerospace & Defense                                                         7.4
--------------------------------------------------------------------------------
Capital Markets                                                             6.5
--------------------------------------------------------------------------------
Insurance                                                                   6.4
--------------------------------------------------------------------------------
Oil & Gas                                                                   6.0
--------------------------------------------------------------------------------
Media                                                                       5.5
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.9
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.8
--------------------------------------------------------------------------------
Tobacco                                                                     4.7
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                  4.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           6.0%
--------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                   4.8
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.7
--------------------------------------------------------------------------------
UBS AG                                                                      4.5
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              4.3
--------------------------------------------------------------------------------
Capital One Financial Corp.                                                 4.2
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       4.1
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         3.9
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     3.9
--------------------------------------------------------------------------------
Bank of America Corp.                                                       3.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                        8 | OPPENHEIMER SELECT VALUE FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

 Financials                               29.3%
   Capital Markets                         6.9
   Insurance                               6.7
   Thrifts & Mortgage Finance              4.5
   Consumer Finance                        4.5
   Diversified Financial Services          3.8
   Commercial Banks                        2.9
 Information Technology                   14.0
 Industrials                              12.8
 Consumer Staples                          9.0
 Health Care                               8.2
 Consumer Discretionary                    8.1
 Energy                                    7.4
 Utilities                                 5.1
 Materials                                 4.5
 Telecommunication Services                1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                        9 | OPPENHEIMER SELECT VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 11/26/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 2/27/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/27/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 2/27/04. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       10 | OPPENHEIMER SELECT VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                       11 | OPPENHEIMER SELECT VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

"hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                               BEGINNING        ENDING          EXPENSES
                               ACCOUNT          ACCOUNT         PAID DURING
                               VALUE            VALUE           6 MONTHS ENDED
                               (5/1/06)         (10/31/06)      OCTOBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual                 $1,000.00        $1,062.70       $ 6.36
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00         1,019.06         6.23
--------------------------------------------------------------------------------
Class B Actual                  1,000.00         1,057.90        11.00
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00         1,014.57        10.77
--------------------------------------------------------------------------------
Class C Actual                  1,000.00         1,058.40        10.53
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00         1,015.02        10.31
--------------------------------------------------------------------------------
Class N Actual                  1,000.00         1,061.30         7.87
--------------------------------------------------------------------------------
Class N Hypothetical            1,000.00         1,017.59         7.71
--------------------------------------------------------------------------------
Class Y Actual                  1,000.00         1,065.40         4.12
--------------------------------------------------------------------------------
Class Y Hypothetical            1,000.00         1,021.22         4.03

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended October 31, 2006 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.22%
-----------------------------
Class B             2.11
-----------------------------
Class C             2.02
-----------------------------
Class N             1.51
-----------------------------
Class Y             0.79

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                       12 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--95.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Wyndham Worldwide
Corp. 1                                              51,700      $     1,525,150
--------------------------------------------------------------------------------
MEDIA--5.5%
GateHouse Media,
Inc.                                                  8,600              184,470
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 1                                           71,639            1,879,807
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                          295,337            7,510,420
                                                                 ---------------
                                                                       9,574,697

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Advance Auto Parts,
Inc.                                                 48,700            1,705,474
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 17,000              713,830
                                                                 ---------------
                                                                       2,419,304

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.6%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
CVS Corp.                                            55,300            1,735,314
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.9%
ConAgra Foods, Inc.                                 196,300            5,133,245
--------------------------------------------------------------------------------
TOBACCO--4.7%
Altria Group, Inc.                                   99,940            8,128,120
--------------------------------------------------------------------------------
ENERGY--7.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Schlumberger Ltd.                                    28,100            1,772,548
--------------------------------------------------------------------------------
OIL & GAS--6.0%
Exxon Mobil Corp.                                   147,210           10,513,738
--------------------------------------------------------------------------------
FINANCIALS--27.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.6%
E*TRADE Financial
Corp. 1                                             151,600            3,529,248
--------------------------------------------------------------------------------
UBS AG                                              131,520            7,870,157
                                                                 ---------------
                                                                      11,399,405

                                                                           VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Wachovia Corp.                                       86,860      $     4,820,730
--------------------------------------------------------------------------------
CONSUMER FINANCE--4.2%
Capital One Financial
Corp.                                                93,070            7,383,243
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America
Corp.                                               118,200            6,367,434
--------------------------------------------------------------------------------
INSURANCE--6.4%
Everest Re Group Ltd.                                72,000            7,140,960
--------------------------------------------------------------------------------
First Mercury Financial
Corp. 1                                               2,300               47,610
--------------------------------------------------------------------------------
National Financial
Partners Corp.                                       45,500            1,792,700
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                        73,600            2,197,696
                                                                 ---------------
                                                                      11,178,966

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--4.2%
Countrywide Financial
Corp.                                                45,190            1,722,643
--------------------------------------------------------------------------------
Freddie Mac                                          45,810            3,160,432
--------------------------------------------------------------------------------
NewAlliance Bancshares,
Inc.                                                162,300            2,512,404
                                                                 ---------------
                                                                       7,395,479

--------------------------------------------------------------------------------
HEALTH CARE--7.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
Human Genome
Sciences, Inc. 1                                     69,200              923,820
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                    69,960            2,241,518
--------------------------------------------------------------------------------
Vanda Pharmaceuticals,
Inc. 1                                              180,600            2,355,024
                                                                 ---------------
                                                                       5,520,362

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
WellPoint, Inc. 1                                    45,100            3,442,032
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Pfizer, Inc.                                         88,670            2,363,056


                       13 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Sanofi-Aventis SA,
ADR                                                  54,720      $     2,335,997
                                                                 ---------------
                                                                       4,699,053

--------------------------------------------------------------------------------
INDUSTRIALS--12.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.4%
Empresa Brasileira de
Aeronautica SA, ADR                                  46,200            1,923,306
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                             76,200            1,383,792
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                               57,900            3,362,832
--------------------------------------------------------------------------------
Stanley, Inc. 1                                         200                3,484
--------------------------------------------------------------------------------
United Technologies
Corp.                                                94,530            6,212,512
                                                                 ---------------
                                                                      12,885,926

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.8%
Siemens AG, Sponsored
ADR                                                  92,800            8,334,368
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.2%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.3%
Hutchinson Technology,
Inc. 1                                               20,500              474,575
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
ASML Holding NV 1                                    76,900            1,756,396
--------------------------------------------------------------------------------
Texas Instruments, Inc.                             226,800            6,844,824
                                                                 ---------------
                                                                       8,601,220

--------------------------------------------------------------------------------
SOFTWARE--8.0%
Microsoft Corp.                                      61,120            1,754,755
--------------------------------------------------------------------------------
Novell, Inc. 1                                      306,340            1,838,040
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                    155,180            3,493,102
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                    492,300            6,887,277
                                                                 ---------------
                                                                      13,973,174

--------------------------------------------------------------------------------
MATERIALS--4.3%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
Ashland, Inc.                                        50,400            2,978,640
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                  139,200            2,605,824
                                                                 ---------------
                                                                       5,584,464

                                                                           VALUE
                                                     SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Martin Marietta Materials,
Inc.                                                  7,400      $       651,200
--------------------------------------------------------------------------------
Vulcan Materials Co.                                 16,000            1,303,680
                                                                 ---------------
                                                                       1,954,880

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
IDT Corp., Cl. B 1                                   73,560              955,544
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp.                                  91,580            1,711,630
--------------------------------------------------------------------------------
UTILITIES--4.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Entergy Corp.                                        10,100              866,883
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                               48,300              612,444
                                                                 ---------------
                                                                       1,479,327

--------------------------------------------------------------------------------
ENERGY TRADERS--1.4%
AES Corp. (The) 1                                   108,000            2,374,920
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.7%
CMS Energy Corp. 1                                  207,670            3,092,206
--------------------------------------------------------------------------------
Sempra Energy                                        29,330            1,555,663
                                                                 ---------------
                                                                       4,647,869
                                                                 ---------------
Total Common Stocks
(Cost $151,408,577)                                                  165,986,717

--------------------------------------------------------------------------------
MONEY MARKET FUND--2.9%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.23% 2,3
(Cost $4,944,260)                                 4,944,260            4,944,260

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $156,352,837)                                    98.0%         170,930,977
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                      2.0            3,573,217
                                                --------------------------------
NET ASSETS                                            100.0%     $   174,504,194
                                                ================================


                       14 | OPPENHEIMER SELECT VALUE FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of October 31, 2006.

3. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                  SHARES
                                                     SHARES           GROSS         GROSS    OCTOBER 31,
                                             APRIL 30, 2006       ADDITIONS    REDUCTIONS           2006
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.23%*                                      --      12,314,462     7,370,202      4,944,260

                                                                                    VALUE       DIVIDEND
                                                                               SEE NOTE 1         INCOME
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.23%*                                                            $4,944,260         $5,155

* The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2006
-----------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $151,408,577)                                                         $  165,986,717
Affiliated companies (cost $4,944,260)                                                                  4,944,260
                                                                                                   --------------
                                                                                                      170,930,977
-----------------------------------------------------------------------------------------------------------------
Cash                                                                                                        4,967
-----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                        5,250,962
Shares of beneficial interest sold                                                                      1,238,104
Dividends                                                                                                  79,748
Other                                                                                                       1,341
                                                                                                   --------------
Total assets                                                                                          177,506,099

-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                   2,543,191
Shares of beneficial interest redeemed                                                                    356,601
Distribution and service plan fees                                                                         34,807
Transfer and shareholder servicing agent fees                                                              24,735
Shareholder communications                                                                                 13,668
Trustees' compensation                                                                                      4,550
Other                                                                                                      24,353
                                                                                                   --------------
Total liabilities                                                                                       3,001,905

-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $  174,504,194
                                                                                                   ==============

-----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                         $        9,688
-----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                            154,979,168
-----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         640,645
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                          4,296,553
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                          14,578,140
                                                                                                   --------------
NET ASSETS                                                                                         $  174,504,194
                                                                                                   ==============


                       16 | OPPENHEIMER SELECT VALUE FUND

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $115,693,368 and
6,381,211 shares of beneficial interest outstanding)                                                       $18.13
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)            $19.24
-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,565,413 and 1,103,869 shares of
beneficial interest outstanding)                                                                           $17.72
-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $31,870,007 and 1,795,034 shares of
beneficial interest outstanding)                                                                           $17.75
-----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,242,497
and 291,223 shares of beneficial interest outstanding)                                                     $18.00
-----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$2,132,909 and 116,881 shares of beneficial interest outstanding)                                          $18.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | OPPENHEIMER SELECT VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2006
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $15,409)                               $    1,369,891
Affiliated companies                                                                                        5,155
------------------------------------------------------------------------------------------------------------------
Interest                                                                                                  176,072
------------------------------------------------------------------------------------------------------------------
Other income                                                                                                1,153
                                                                                                   ---------------
Total investment income                                                                                 1,552,271

------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------
Management fees                                                                                           515,424
------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                   113,808
Class B                                                                                                    78,492
Class C                                                                                                   118,804
Class N                                                                                                     8,961
------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                    72,359
Class B                                                                                                    19,954
Class C                                                                                                    22,646
Class N                                                                                                     3,348
Class Y                                                                                                         7
------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                    17,498
Class B                                                                                                     5,661
Class C                                                                                                     5,400
Class N                                                                                                       792
------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                      4,053
------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                 2,896
------------------------------------------------------------------------------------------------------------------
Other                                                                                                      20,296
                                                                                                   ---------------
Total expenses                                                                                          1,010,399
Less reduction to custodian expenses                                                                       (1,622)
Less waivers and reimbursements of expenses                                                                  (112)
                                                                                                   ---------------
Net expenses                                                                                            1,008,665
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                     543,606

------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                             3,618,247
Foreign currency transactions                                                                             146,064
                                                                                                   ---------------
Net realized gain                                                                                       3,764,311
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                             6,623,324
Translation of assets and liabilities denominated in foreign currencies                                  (113,904)
                                                                                                   ---------------
Net change in unrealized appreciation                                                                   6,509,420
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $   10,817,337
                                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS              YEAR
                                                                                          ENDED             ENDED
                                                                               OCTOBER 31, 2006         APRIL 30,
                                                                                    (UNAUDITED)              2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                          $        543,606   $       155,280
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     3,764,311         1,813,566
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 6,509,420         6,569,705
                                                                               -----------------------------------
Net increase in net assets resulting from operations                                 10,817,337         8,538,551

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                      --           (70,405)
Class B                                                                                      --                --
Class C                                                                                      --                --
Class N                                                                                      --                --
Class Y                                                                                      --            (3,812)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                      --        (1,246,748)
Class B                                                                                      --          (215,494)
Class C                                                                                      --          (369,477)
Class N                                                                                      --           (47,718)
Class Y                                                                                      --           (35,807)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              34,544,361        56,516,183
Class B                                                                               5,394,110        10,205,020
Class C                                                                              10,947,172        13,459,795
Class N                                                                               2,242,455         1,769,932
Class Y                                                                                 153,153         1,349,107

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                       64,098,588        89,849,127
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 110,405,606        20,556,479
                                                                               -----------------------------------
End of period (including accumulated net investment income of
$640,645 and $97,039, respectively)                                            $    174,504,194   $   110,405,606
                                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       19 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SIX MONTHS                                                          YEAR
                                                               ENDED                                                         ENDED
                                                    OCTOBER 31, 2006                                                     APRIL 30,
CLASS A                                                  (UNAUDITED)             2006           2005           2004         2003 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   17.06       $    14.88     $    13.52     $    10.17     $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     .09 2,3          .09 2          .04 2           -- 4         (.03)
Net realized and unrealized gain                                 .98             2.69           1.84           3.75            .20
                                                           -------------------------------------------------------------------------
Total from investment operations                                1.07             2.78           1.88           3.75            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --             (.03)            --             --             --
Distributions from net realized gain                              --             (.57)          (.52)          (.40)            --
                                                           -------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                      --             (.60)          (.52)          (.40)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   18.13       $    17.06     $    14.88     $    13.52     $    10.17
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5                              6.27%           18.92%         13.89%         37.02%          1.70%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 115,694       $   73,716     $   12,842     $    6,706     $    3,411
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  92,010       $   34,760     $   11,568     $    4,706     $    3,151
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income (loss)                                    1.02% 3          0.56%          0.27%         (0.04)%        (0.85)%
Total expenses                                                  1.23% 7          1.30%          1.35%          1.96%          2.60%
Expenses after payments and waivers and
reduction to custodian expenses                                 1.22%            1.30%          1.33%          1.50%          2.35%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           56%              79%            85%           102%            66%

1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.07 and 0.75%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4. Less than $0.005 per share.

5. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods of less than one full year.

7. Expenses including indirect expenses from affiliated fund were as follows:

    Six Months Ended October 31, 2006            1.23%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER SELECT VALUE FUND

                                                          SIX MONTHS                                             YEAR
                                                               ENDED                                            ENDED
                                                    OCTOBER 31, 2006                                        APRIL 30,
CLASS B                                                  (UNAUDITED)             2006            2005          2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   16.75       $    14.73      $    13.51      $    14.19
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     .01 2,3         (.06) 2         (.09) 2         (.01)
Net realized and unrealized gain (loss)                          .96             2.65            1.83            (.67)
                                                           ------------------------------------------------------------
Total from investment operations                                 .97             2.59            1.74            (.68)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --               --              --              --
Distributions from net realized gain                              --             (.57)           (.52)             --
                                                           ------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                      --             (.57)           (.52)             --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   17.72       $    16.75      $    14.73      $    13.51
                                                           ============================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              5.79%           17.79%          12.85%          (4.79)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  19,565       $   13,040      $    2,121      $      116
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  15,620       $    5,924      $      948      $       44
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                    0.14% 3         (0.39)%         (0.65)%         (1.19)%
Total expenses                                                  2.11% 6          2.27%           2.73%           5.71%
Expenses after payments and waivers and
reduction to custodian expenses                                 2.11%            2.24%           2.25%           2.25%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           56%              79%             85%            102%

1. For the period from February 27, 2004 (inception of offering) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.06 and 0.74%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

    Six Months Ended October 31, 2006            2.11%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS                                             YEAR
                                                               ENDED                                            ENDED
                                                    OCTOBER 31, 2006                                        APRIL 30,
CLASS C                                                  (UNAUDITED)             2006            2005          2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   16.77       $    14.73      $    13.52      $    14.19
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     .02 2,3         (.04) 2         (.10) 2         (.01)
Net realized and unrealized gain (loss)                          .96             2.65            1.83            (.66)
                                                           ------------------------------------------------------------
Total from investment operations                                 .98             2.61            1.73            (.67)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --               --              --              --
Distributions from net realized gain                              --             (.57)           (.52)             --
                                                           ------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                      --             (.57)           (.52)             --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   17.75       $    16.77      $    14.73      $    13.52
                                                           ============================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              5.84%           17.93%          12.77%          (4.72)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  31,870       $   19,090      $    4,439      $      174
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  23,628       $    9,872      $    2,155      $       51
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                    0.25% 3         (0.27)%         (0.66)%         (1.01)%
Total expenses                                                  2.02% 6          2.13%           2.47%           5.48%
Expenses after payments and waivers and
reduction to custodian expenses                                 2.02%            2.13%           2.25%           2.25%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           56%              79%             85%            102%

1. For the period from February 27, 2004 (inception of offering) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.06 and 0.74%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

    Six Months Ended October 31, 2006            2.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER SELECT VALUE FUND

                                                          SIX MONTHS                                             YEAR
                                                               ENDED                                            ENDED
                                                    OCTOBER 31, 2006                                        APRIL 30,
CLASS N                                                  (UNAUDITED)             2006            2005          2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   16.96       $    14.81      $    13.52      $    14.19
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     .07 2,3          .04 2          (.02) 2         (.01)
Net realized and unrealized gain (loss)                          .97             2.68            1.83            (.66)
                                                           ------------------------------------------------------------
Total from investment operations                                1.04             2.72            1.81            (.67)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --               --              --              --
Distributions from net realized gain                              --             (.57)           (.52)             --
                                                           ------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                      --             (.57)           (.52)             --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   18.00       $    16.96      $    14.81      $    13.52
                                                           ============================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              6.13%           18.58%          13.37%          (4.72)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   5,242       $    2,701      $      763      $        7
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   3,568       $    1,289      $      438      $        3
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                    0.82% 3          0.24%          (0.13)%         (0.73)%
Total expenses                                                  1.52% 6          1.63%           1.79%           4.96%
Expenses after payments and waivers and
reduction to custodian expenses                                 1.51%            1.63%           1.74%           1.75%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           56%              79%             85%            102%

1. For the period from February 27, 2004 (inception of offering) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.06 and 0.75%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

    Six Months Ended October 31, 2006            1.52%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER SELECT VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS                                             YEAR
                                                               ENDED                                            ENDED
                                                    OCTOBER 31, 2006                                        APRIL 30,
CLASS Y                                                  (UNAUDITED)             2006            2005          2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   17.13       $    14.91      $    13.53      $    14.19
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .12 2,3          .14 2           .06 2           .01
Net realized and unrealized gain (loss)                         1.00             2.71            1.84            (.67)
                                                           ------------------------------------------------------------
Total from investment operations                                1.12             2.85            1.90            (.66)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --             (.06)             --              --
Distributions from net realized gain                              --             (.57)           (.52)             --
                                                           ------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                      --             (.63)           (.52)             --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   18.25       $    17.13      $    14.91      $    13.53
                                                           ============================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                              6.54%           19.36%          14.03%          (4.65)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   2,133       $    1,859      $      392      $        1
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   1,848       $      968      $      175      $        1
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                           1.46% 3          0.89%           0.42%           0.26%
Total expenses                                                  0.79% 6          0.97%           1.18%           4.47%
Expenses after payments and waivers and
reduction to custodian expenses                                 0.79%            0.97%           1.18%           1.25%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           56%              79%             85%            102%

1. For the period from February 27, 2004 (inception of offering) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.06 and 0.74%, respectively, resulting from a special dividend from Ashland, Inc. in October 2006.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

    Six Months Ended October 31, 2006            0.79%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Select Value Fund (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                       25 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. Included in the net earnings received from IMMF is a 0.10% management fee paid to the Manager by IMMF. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.


                       26 | OPPENHEIMER SELECT VALUE FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended October 31, 2006, the Fund's projected benefit obligations were increased by $2,795, resulting in an accumulated liability of $4,029 as of October 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                       27 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED OCTOBER 31, 2006       YEAR ENDED APRIL 30, 2006
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                               2,785,265     $ 46,852,170      3,754,544     $ 61,344,879
Dividends and/or
distributions reinvested                  --               --         77,769        1,264,535
Redeemed                            (725,952)     (12,307,809)      (373,600)      (6,093,231)
                                   -----------------------------------------------------------
Net increase                       2,059,313     $ 34,544,361      3,458,713     $ 56,516,183
                                   ===========================================================


                       28 | OPPENHEIMER SELECT VALUE FUND

                            SIX MONTHS ENDED OCTOBER 31, 2006       YEAR ENDED APRIL 30, 2006
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS B
Sold                                 495,320     $  8,177,443        706,240     $ 11,358,814
Dividends and/or
distributions reinvested                  --               --         12,478          199,901
Redeemed                            (170,043)      (2,783,333)       (84,131)      (1,353,695)
                                   -----------------------------------------------------------
Net increase                         325,277     $  5,394,110        634,587     $ 10,205,020
                                   ===========================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                                 758,403     $ 12,625,418        890,529     $ 14,326,508
Dividends and/or
distributions reinvested                  --               --         21,413          343,251
Redeemed                            (101,706)      (1,678,246)       (74,981)      (1,209,964)
                                   -----------------------------------------------------------
Net increase                         656,697     $ 10,947,172        836,961     $ 13,459,795
                                   ===========================================================

----------------------------------------------------------------------------------------------
CLASS N
Sold                                 155,662     $  2,639,900        120,978     $  1,989,571
Dividends and/or
distributions reinvested                  --               --          2,927           47,387
Redeemed                             (23,700)        (397,445)       (16,142)        (267,026)
                                   -----------------------------------------------------------
Net increase                         131,962     $  2,242,455        107,763     $  1,769,932
                                   ===========================================================

----------------------------------------------------------------------------------------------
CLASS Y
Sold                                  30,860     $    532,180         98,332     $  1,609,551
Dividends and/or
distributions reinvested                  --               --          2,426           39,574
Redeemed                             (22,520)        (379,027)       (18,524)        (300,018)
                                   -----------------------------------------------------------
Net increase                           8,340     $    153,153         82,234     $  1,349,107
                                   ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2006, were as follows:

                                      PURCHASES            SALES
----------------------------------------------------------------
Investment securities              $129,244,383     $ 73,238,447

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE
-------------------------------------
Up to $200 million              0.75%
Next $200 million               0.72
Next $200 million               0.69
Next $200 million               0.66
Over $800 million               0.60

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                       29 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

account fee. For the six months ended October 31, 2006, the Fund paid $109,097 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $107,332, $198,774 and $36,148, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                       30 | OPPENHEIMER SELECT VALUE FUND

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2006          $122,511             $11          $7,803          $1,566            $254

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective February 27, 2004, the Manager has voluntarily undertaken to reimburse the Fund for total expenses exceeding the following limits: 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.75% for Class N shares and 1.25% for Class Y shares. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended October 31, 2006, the Manager waived $112 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       31 | OPPENHEIMER SELECT VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       32 | OPPENHEIMER SELECT VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       33 | OPPENHEIMER SELECT VALUE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund


By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

By:   /s/ Brian W. Wixted
      ____________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006